Fair Value Disclosures [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements - Recurring Basis [Table Text Block]

The following tables display the assets and liabilities measured at fair value on a recurring basis including financial instruments elected for the fair value option. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The tables below display the hedges separately from the hedged items; therefore, they do not directly display the impact of our risk management activities.

	Recurring fair value measurements
December 31, 2013 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$310	$1,117	$—	$1,427
U.S. State and political subdivisions	—	315	—	315
Foreign government	7	281	—	288
Mortgage-backed residential	—	10,782	—	10,782
Mortgage-backed commercial	—	39	—	39
Asset-backed	—	2,219	—	2,219
Corporate debt securities	—	1,069	—	1,069

Total debt securities	317	15,822	—	16,139
Equity securities (a)	944	—	—	944

Total available-for-sale securities	1,261	15,822	—	17,083
Mortgage loans held-for-sale, net (b)	—	16	—	16
Other assets
Interests retained in financial asset sales	—	—	100	100
Derivative contracts in a receivable position (c)
Interest rate	46	207	93	346
Foreign currency	—	16	—	16

Total derivative contracts in a receivable position	46	223	93	362
Collateral placed with counterparties	—	133	—	133

Total assets	$1,307	$16,194	$193	$17,694

Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position (c)
Interest rate	$(15)	$(201)	$(94)	$(310)
Foreign currency	—	(2)	—	(2)
Other	(5)	—	—	(5)

Total derivative contracts in a payable position	(20)	(203)	(94)	(317)

Total liabilities	$(20)	$(203)	$(94)	$(317)

(a)	Our investment in any one industry did not exceed 19%.

(b)	Carried at fair value due to fair value option elections.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 21.

	Recurring fair value measurements
December 31, 2012 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$697	$1,517	$—	$2,214
Foreign government	3	300	—	303
Mortgage-backed residential	—	6,906	—	6,906
Asset-backed	—	2,340	—	2,340
Corporate debt securities	—	1,263	—	1,263

Total debt securities	700	12,326	—	13,026
Equity securities (a)	1,152	—	—	1,152

Total available-for-sale securities	1,852	12,326	—	14,178
Mortgage loans held-for-sale, net (b)	—	2,490	—	2,490
Mortgage servicing rights	—	—	952	952
Other assets
Interests retained in financial asset sales	—	—	154	154
Derivative contracts in a receivable position (c)
Interest rate	40	2,170	48	2,258
Foreign currency	—	40	—	40

Total derivative contracts in a receivable position	40	2,210	48	2,298
Collateral placed with counterparties (d)	103	99	—	202

Total assets	$1,995	$17,125	$1,154	$20,274

Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position
Interest rate	$(13)	$(2,374)	$(1)	$(2,388)
Foreign currency	—	(78)	(2)	(80)

Total derivative contracts in a payable position	(13)	(2,452)	(3)	(2,468)

Total liabilities	$(13)	$(2,452)	$(3)	$(2,468)

(a)	Our investment in any one industry did not exceed 21%.

(b)	Carried at fair value due to fair value option elections.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 21.

(d)	Represents collateral in the form of investment securities. Cash collateral was excluded.

Fair Value Measurements - Recurring Fair Value Inputs [Table Text Block]

The following table presents quantitative information regarding the significant unobservable inputs used in significant Level 3 assets and liabilities measured at fair value on a recurring basis.

December 31, 2013 ($ in millions)	Level 3 recurring measurements	Valuation technique	Unobservable input	Range
Assets
Other assets
Interests retained in financial asset sales	$100	Discounted cash flow	Discount rate	5.3-5.5%
			Commercial paper rate	0-0.1%

Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities [Table Text Block]

The following tables present the reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The Level 3 items presented below may be hedged by derivatives and other financial instruments that are classified as Level 1 or Level 2. Thus, the following tables do not fully reflect the impact of our risk management activities.

($ in millions)	Level 3 recurring fair value measurements
	Fair value at January 1, 2013	Net realized/ unrealized (losses) gains			Purchases	Sales	Issuances	Settlements	Transfers out of level 3	Fair value at December 31, 2013	Net unrealized gains included in earnings still held at December 31, 2013
		included in earnings		included in OCI
Assets
Mortgage servicing rights	$952	$(101	) (a)	$—	$—	$(911)	$60	$—	$—	$—	$—
Other assets
Interests retained in financial asset sales	154	23	(b)	—	—	—	—	(77)	—	100	—
Derivative contracts, net (c)
Interest rate	47	(52	) (d)	—	—	—	—	4	—	(1)	—
Foreign currency	(2)	11	(d)	—	—	—	—	2	(11)	—	11	(d)

Total derivative contracts in a receivable position, net	45	(41)		—	—	—	—	6	(11)	(1)	11

Total assets	$1,151	$(119)		$—	$—	$(911)	$60	$(71)	$(11)	$99	$11

(a)	Fair value adjustment was reported as servicing-asset valuation and hedge activities, net, in the Consolidated Statement of Income.

(b)	Reported as other income, net of losses, in the Consolidated Statement of Income.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 21.

(d)	Refer to Note 21 for information related to the location of the gains and losses on derivative instruments in the Consolidated Statement of Income.

	Level 3 recurring fair value measurements
($ in millions)	Fair value at January 1, 2012	Net realized/ unrealized gains (losses)			Purchases	Sales		Issuances	Settlements	Transfers out due to deconsolidation or discontinued operations (a)	Fair value at December 31, 2012	Net unrealized gains (losses) included in earnings still held at December 31, 2012
		included in earnings		included in OCI
Assets
Trading assets (excluding derivatives)
Mortgage-backed residential securities	$33	$2	(b)	$—	$—	$—		$—	$(4)	$(31)	$—	$4	(b)
Investment securities
Available-for-sale debt securities
Asset-backed	62	19		(12)	—	(69)		—	—	—	—	—
Mortgage loans held-for-sale, net (c)	30	—		—	12	—		—	(11)	(31)	—	—
Consumer mortgage finance receivables and loans, net (c)	835	121	(c)	—	—	(245	) (d)	—	(124)	(587)	—	51	(c)
Mortgage servicing rights	2,519	(677	) (e)	—	—	—		240	—	(1,130)	952	(677	) (e)
Other assets
Interests retained in financial asset sales	231	46	(f)	—	—	—		—	(123)	—	154	—
Derivative contracts, net (g)
Interest rate	71	(78	) (h)	—	—	—		—	53	1	47	1	(h)
Foreign currency	16	(32	) (h)	—	—	—		—	—	14	(2)	(50	) (h)

Total derivative contracts in a receivable (payable) position, net	87	(110)		—	—	—		—	53	15	45	(49)

Total assets	$3,797	$(599)		$(12)	$12	$(314)		$240	$(209)	$(1,764)	$1,151	$(671)

Liabilities
Long-term debt
On-balance sheet securitization debt (c)	$(830)	$(115	) (c)	$—	$—	$—		$—	$389	$556	$—	$(62	) (c)
Accrued expenses and other liabilities
Loan repurchase liabilities (c)	(29)	—		—	(11)	—		—	10	30	—	—

Total liabilities	$(859)	$(115)		$—	$(11)	$—		$—	$399	$586	$—	$(62)

(a)	Represents the amounts transferred out of Level 3 due to the deconsolidation of ResCap or discontinued operations. Refer to Note 1 for additional information related to ResCap. Refer to Note 2 for additional information related to discontinued operations.

(b)	The fair value adjustment and the related interest were reported as income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(c)	Carried at fair value due to fair value option elections. Refer to the next section of this note titled Fair Value Option for Financial Assets and Liabilities for the location of the gains and losses in the Consolidated Statement of Income.

(d)	Represents the sale of consumer mortgage finance receivables and loans sold as part of the sale of a business line during 2012.

(e)	Fair value adjustment was reported as servicing-asset valuation and hedge activities, net and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(f)	Reported as other income, net of losses, and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(g)	Includes derivatives classified as trading. For additional information on derivative instruments and hedging activities, refer to Note 21.

(h)	Refer to Note 21 for information related to the location of the gains and losses on derivative instruments in the Consolidated Statement of Income.

Fair Value Measurements - Nonrecurring Basis [Table Text Block]

The following tables display the assets and liabilities measured at fair value on a nonrecurring basis.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2013 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Loans held-for-sale	$—	$—	$18	$18	$—	n/m	(a)
Commercial finance receivables and loans, net (b)
Automotive	—	—	54	54	(9)	n/m	(a)
Other	—	—	59	59	(16)	n/m	(a)

Total commercial finance receivables and loans, net	—	—	113	113	(25)	n/m	(a)
Other assets
Repossessed and foreclosed assets (c)	—	—	9	9	(3)	n/m	(a)
Other	—	—	2	2	—	n/m	(a)

Total assets	$—	$—	$142	$142	$(28)	n/m

n/m	= not meaningful

(a)	We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(b)	Represents the portion of the portfolio specifically impaired during 2013. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2012 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Commercial finance receivables and loans, net (a)
Automotive	$—	$—	$108	$108	$(19)	n/m	(b)
Other	—	—	23	23	(7)	n/m	(b)

Total commercial finance receivables and loans, net	—	—	131	131	(26)	n/m	(b)
Other assets
Repossessed and foreclosed assets (c)	—	—	3	3	(2)	n/m	(b)

Total assets	$—	$—	$134	$134	$(28)	n/m

n/m	= not meaningful

(a)	Represents the portion of the portfolio specifically impaired during 2012. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(b)	We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.

Fair Value Measurements - Nonrecurring Fair Value Inputs [Table Text Block]

The following table presents quantitative information regarding the significant unobservable inputs used in significant Level 3 assets measured at fair value on a nonrecurring basis.

December 31, 2013 ($ in millions)	Level 3 nonrecurring measurements	Valuation technique	Unobservable input	Range
Assets
Commercial finance receivables and loans, net Automotive	$54	Fair value of collateral	Adjusted appraisal value	65.0-95.0%

Fair Value Option - Summary of Changes Included in the Condensed Consolidated Statement of Income [Table Text Block]

The following tables summarize the fair value option elections and information regarding the amounts recorded as earnings for each fair value option-elected item.

	Changes included in the Consolidated Statement of Income
Year ended December 31, ($ in millions)	Interest on loans held- for-sale (a)	Loss on mortgage loans, net	Total included in earnings
2013
Assets
Mortgage loans held-for-sale, net	$20	$(31)	$(11)

2012
Assets
Mortgage loans held-for-sale, net	$82	$(32)	$50

(a)	Interest income is measured by multiplying the unpaid principal balance on the loans by the coupon rate and the number of days of interest due.

Fair Value Option Election [Table Text Block]

The following table provides the aggregate fair value and the aggregate unpaid principal balance for the fair value option-elected loans.

	2013		2012
December 31, ($ in millions)	Unpaid principal balance	Fair value (a)	Unpaid principal balance	Fair value (a)
Assets
Mortgage loans held-for-sale, net
Total loans	$31	$16	$2,416	$2,490
Nonaccrual loans	18	9	47	25
Loans 90+ days past due (b)	15	8	36	19

(a)	Excludes accrued interest receivable.

(b)	Loans 90+ days past due are also presented within the nonaccrual loan balance and the total loan balance; however, excludes government-insured loans that are still accruing interest.

Fair Value of Financial Intruments [Table Text Block]

The following table presents the carrying and estimated fair value of financial instruments, except for those recorded at fair value on a recurring basis presented in the previous section of this note titled Recurring Fair Value. When possible, we use quoted market prices to determine fair value. Where quoted market prices are not available, the fair value is internally derived based on appropriate valuation methodologies with respect to the amount and timing of future cash flows and estimated discount rates. However, considerable judgment is required in interpreting market data to develop estimates of fair value, so the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions or estimation methodologies could be material to the estimated fair values. Fair value information presented herein was based on information available at December 31, 2013 and 2012.

	Carrying value	Estimated fair value
December 31, ($ in millions)		Level 1	Level 2	Level 3	Total
2013
Financial assets
Loans held-for-sale, net (a)	$35	$—	$17	$18	$35
Finance receivables and loans, net (a)	99,120	—	—	100,090	100,090
Nonmarketable equity investments	337	—	308	38	346
Financial liabilities
Deposit liabilities	$53,350	$—	$—	$54,070	$54,070
Short-term borrowings	8,545	—	—	8,545	8,545
Long-term debt (a)(b)	69,824	—	31,067	42,297	73,364

2012
Financial assets
Loans held-for-sale, net (a)	$2,576	$—	$2,490	$86	$2,576
Finance receivables and loans, net (a)	97,885	—	—	98,907	98,907
Nonmarketable equity investments	303	—	272	34	306
Financial liabilities
Deposit liabilities	$47,915	$—	$—	$48,752	$48,752
Short-term borrowings	7,461	6	—	7,454	7,460
Long-term debt (a)(b)	74,882	—	36,018	42,533	78,551

(a)	Includes financial instruments carried at fair value due to fair value option elections. Refer to the previous section of this note titled Fair Value Option for Financial Assets and Liabilities for further information about the fair value elections.

(b)	The carrying value includes deferred interest for zero-coupon bonds of $359 million and $321 million at December 31, 2013, and 2012, respectively.